Commitments and Contingencies	12 Months Ended
Dec. 31, 2010
Commitments and Contingencies [Abstract]
Commitments and Contingencies
19. Commitments and Contingencies
(a) Operating lease commitments
The Group has operating lease agreements principally for its office properties in the PRC. Such leases have remaining terms ranging from six to 60 months and are renewable upon negotiation. Rental expenses were $9,166,106, $10,765,209 and $15,475,718 for the years ended December 31, 2008, 2009 and 2010, respectively.
Future minimum lease payments under non-cancelable operating lease agreements at December 31, 2010 were as follows:

Year ending December 31	$
2011	13,362,603
2012	9,991,118
2013	5,701,440
2014	1,473,001
2015	606,128

Total	31,134,290

(b) Baidu’s web channels commitments
In August 2010, the Group entered into a cooperation agreement with a four-year term with Baidu for the exclusive rights to build and operate Baidu’s web channels related to real estate and home furnishing.
Future minimum payments under the non-cancelable agreement at December 31, 2010 were as follows:

Year Ending December 31	$
2011	7,549,800
2012	7,549,800
2013	7,549,800

Total	22,649,400

(c) Fund investment commitments
The Group had an investment commitment of RMB65 million (equivalent to $9.6 million) to the Shengyuan Center (Note 4), half of which was paid in February 2010. The remaining half of the investment commitment is payable on or about July 15, 2011.
(d) Contingencies
The Group is subject to claims and legal proceedings that arise in the ordinary course of its business. Each of these matters is subject to various uncertainties, and it is possible that some of these matters may be decided unfavorably to the Group. The Group does not believe that any of these matters will have a material adverse effect on its business, assets or operations.
The Group has a clawback obligation to the Fund for which the Group acts as the general partner. Carried interest is subject to clawback to the extent that the limited partners have not received a certain level of aggregate distributions or the carried interest exceeds a certain level based on cumulative results. The Group did not recognize any carried interest income for the years ended December 31, 2009 and 2010; nor did the Group have any clawback obligations for those periods.